Basis of presentation	12 Months Ended
Dec. 31, 2024
Basis of presentation
Basis of presentation

2.   Basis of presentation

2.1.  Statement of compliance

These consolidated financial statements are prepared in accordance with the IFRS Accounting Standards, as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were authorized for issue by the Group’s Board of Directors on March 30, 2025.

2.2.  Going concern

The financial position of the Group, its cash flows and liquidity position are described in the consolidated financials statements and notes to these consolidated financial statements. In addition, Note 28 includes the Group’s policies for managing its liquidity risk.

The year 2022 marked the first time in over a decade that global gaming revenue experienced a year-over-year decline. In 2023, the gaming market remained stagnant at the levels of 2022, with only marginal revenue growth. However, in 2024, the mobile gaming sector showed signs of recovery. Within this recovery, the RPG genre faced unique challenges and shifts in player engagement. While other genres such as Strategy and Puzzle saw notable growth, RPGs experienced mixed results, with established franchises maintaining a strong presence but new titles struggling to gain traction. Live-service RPGs continued to perform well, benefiting from long-term player retention and monetization strategies, while traditional single-player RPGs faced pressure to adapt to evolving market dynamics.

Correlating with the general negative development in the gaming market, during 2023 and 2024, the Company’s Revenue declined in 2023 by 3% compared to 2022. In 2024, the Company’s Revenue continued to exhibit a downward trend, decreasing by 10% compared to 2023 indicating continued challenges in user acquisition and retention.

Despite these declines, the Company has been actively working to diversify its revenue streams and shifting its user acquisition strategy focusing on enhancing efficiency. Hero Wars remains the core revenue driver, but its share of total revenue decreased to 90% in 2024 and 2023 from 96% in 2022, as the Company expanded its portfolio.

The Company continues to benefit from a loyal player base, which helps sustain a level of revenue necessary to maintain operations. In 2023 and 2024, the average playing period of paying users in Hero Wars was 28 months, underscoring the importance of player retention in the Company’s business model.

As at December 31, 2024, the Company had a working capital deficit of approximately US$ 83.9 million and a net deficit of approximately US$ 101.5 million. Excluding the current portion of deferred revenue which will not require a cash outflow the Company has a working capital surplus of US$ 138.8 million. Despite the uncertainties related to the current economic volatility and taking into account significant positive cash inflows from operating activities, management’s assessment of revenue trends and principal risks and uncertainties, management has a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, which is at least 12 months from the date of approval of the financial statements, as it expects that current loyal player basis together with the investments in the acquisition of new players will lead to further future inflows. At the same time the Group had as at December 31, 2024 significant balance of cash available as well as highly liquid investments for future spending which could cover approximately 1.6 times its annual fixed expenses (i.e. expenses excluding marketing and investments) even in the most adverse scenario of no bookings and revenue. Considering the effect of dividends paid in subsequent period this ratio would have been equal to at least 0.9, which, we believe is sufficient for the operations of the Group in the normal course of business.

Accordingly, the management is satisfied that the consolidated financial statements should be prepared on a going concern basis. Management believes that there is no material uncertainty that may cast significant doubt regarding the Company’s or the Group’s ability to continue as a going concern, please refer to Notes 28 for further details.

2.3.  Basis of presentation

These consolidated financial statements have been prepared based on historical cost basis unless disclosed otherwise and are presented in United States Dollars ($) which is also the functional currency of GDEV Inc. and Nexters Global Ltd. All amounts are presented in thousands, rounded to the nearest thousand unless indicated otherwise.

2.4.  Basis of consolidation

The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
●	Exposure, or rights, to variable returns from its involvement with the investee, and
●	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, where control is exercised through voting rights, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee,
●	Rights arising from other contractual arrangements,
●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an investee begins when the Group obtains control over the investee and ceases when the Group loses control over the investee. Assets, liabilities, income and expenses of an investee acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the investee. The financial statements of the investees are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full.

2.5.  Changes in accounting policies

During 2024 the Group applied a number of accounting standards effective from January 1, 2024 for the first time, but they do not have a material impact on the Group’s consolidated financial statements.

Standards and interpretations effective for the year ended December 31, 2024

Amendments to IFRS 16: Lease Liability in a Sale and Leaseback

In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use it retains. The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16. The amendments had no material impact on the Group’s financial statements.

Classification of liabilities as current or non-current (Amendments to IAS 1)

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

●	What is meant by a right to defer settlement,
●	That a right to defer must exist at the end of the reporting period,
●	That classification is unaffected by the likelihood that an entity will exercise its deferral right,
●	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

In addition, a requirement has been introduced to require disclosure when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months. The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively. The amendments had no material impact on the Group’s financial statements.

Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)

In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments did not have a material impact on the Group’s financial statements.

Standards issued but not yet effective

IFRS 18 Presentation and Disclosure in Financial Statements

On April 2024, the IASB issued the IFRS 18 - Presentation and Disclosure in Financial Statements which replaces IAS 1 - Presentation of Financial Statements and it becomes effective for annual reporting periods beginning on or after January 1, 2027.

IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (Amendments)

The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with earlier application permitted. The amendments will require companies to apply a consistent approach in assessing whether a currency can be exchanged into another currency and, when it cannot, in determining the exchange rate to use and the disclosures to provide.

The Group has not early adopted the above amendments and is in process of assessing the potential impact on the financial statements.

2.6.  Climate-related matters

The Group considers climate-related matters in estimates and assumptions, where appropriate. This assessment includes a wide range of possible impacts on the Group due to both physical and transition risks. Even though the Group believes its business model and products will still be viable after the transition to a low-carbon economy, climate-related matters increase the uncertainty in estimates and assumptions underpinning several items in the financial statements. Even though we do not believe that the climate-related risks currently have a significant impact on the financial statements, the Group is closely monitoring relevant changes and developments, such as new climate-related legislation.